Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties, Current	$ 133,761	$ 145,926
Non-current
Amounts due to related parties, Non-current	1,098,492	2,007,285
Aeneas Group Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties, Current	133,736	123,922
Non-current
Amounts due to related parties, Non-current	1,098,492	1,507,285
Jurchen Investment Corporation [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties, Current		19,454
Ian Huen [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties, Current		2,110
Darren Lui [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties, Current	14
Sabrina Khan [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties, Current	11	39
Clark Cheng [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties, Current		401
Jurchen Investment Corporation [Member]
Non-current
Amounts due to related parties, Non-current		$ 500,000